Employees - Summary of Employee Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Remuneration [A]	$ 11,183	$ 11,907	$ 11,456
Social security contributions [A]	1,047	1,124	1,085
Retirement benefits (see Note 24)	1,075	809	1,324
Share-based compensation (see Note 28)	774	732	700
Total	$ 14,079	$ 14,572	$ 14,565